General and Administrative Expenses (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General and Administrative Expenses (Details) - Schedule of general and administrative expenses [Line Items]
General and administrative expenses	$ 7,013	$ 4,197	$ 3,757
Payroll and related expenses [Member]
General and Administrative Expenses (Details) - Schedule of general and administrative expenses [Line Items]
General and administrative expenses	1,678	1,130	838
Share based payment [Member]
General and Administrative Expenses (Details) - Schedule of general and administrative expenses [Line Items]
General and administrative expenses	587	326	396
Professional Fees [Member]
General and Administrative Expenses (Details) - Schedule of general and administrative expenses [Line Items]
General and administrative expenses	4,320	2,184	2,018
Other [Member]
General and Administrative Expenses (Details) - Schedule of general and administrative expenses [Line Items]
General and administrative expenses	$ 428	$ 557	$ 505